Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual)	3 Months Ended								12 Months Ended
	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)
Revenues, Total	$ 20,273,277	$ 23,116,584	$ 26,887,689	$ 17,551,040	$ 17,206,880	$ 16,432,243	$ 15,847,473	$ 14,606,252	$ 87,828,590	$ 64,092,848	$ 64,616,001
Number of Reportable Segments									1
UNITED STATES
Revenues, Total									$ 74,778,141	51,558,474	51,379,528
Non-US [Member]
Revenues, Total									13,050,449	12,534,374	13,236,473
Customer One [Member]
Revenues, Total									28,600,000	$ 10,500,000	$ 9,700,000
Customer Two [Member]
Revenues, Total									$ 10,100,000
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Number of Customers									2	1	1
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer One [Member]
Concentration Risk, Percentage									32.50%	16.40%	15.10%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer Two [Member]
Concentration Risk, Percentage									11.50%
Customer Concentration Risk [Member] | Stockholders' Equity, Total [Member]
Concentration Risk, Number of Customers									2	1	1
Customer Concentration Risk [Member] | Stockholders' Equity, Total [Member] | Customer One [Member]
Concentration Risk, Percentage									14.50%	8.90%	8.60%
Customer Concentration Risk [Member] | Stockholders' Equity, Total [Member] | Customer Two [Member]
Concentration Risk, Percentage									11.70%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | UNITED STATES
Concentration Risk, Percentage									85.00%	80.00%	80.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Non-US [Member]
Concentration Risk, Percentage									15.00%	20.00%	20.00%